Income Tax (Details)		1 Months Ended			12 Months Ended
	Jan. 01, 2017	Nov. 30, 2022 USD ($)	Nov. 30, 2022 ILS (₪)	Dec. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Income Tax (Details) [Line Items]
Taxable income percentage					23.00%	23.00%
Preferred tax rate percentage	6.00%			12.00%
Tax rate percentage				7.50%	12.00%
Lease percentage				25.00%	90.00%
Total accumulated tax-exempt earnings amount		$ 7,100,000	₪ 25,022
Tax expenses		$ 711,000	₪ 2,502
Cash and cash equivalents (in Dollars)					$ 28,950,000
Operating loss carryforwards amount (in Dollars)					10,150,000
England [Member]
Income Tax (Details) [Line Items]
Tax loss carryforwards (in Dollars)					3,536,000
U.S [Member]
Income Tax (Details) [Line Items]
Tax loss carryforwards (in Dollars)					7,741,000
Formula Telecom Solutions, Ltd. [Member]
Income Tax (Details) [Line Items]
Operating loss carryforwards amount (in Dollars)					$ 8,959,000
SPTE [Member]
Income Tax (Details) [Line Items]
Preferred tax rate percentage				6.00%
Tax rate percentage					6.00%
Top of range [Member]
Income Tax (Details) [Line Items]
Preferred tax rate percentage					16.00%
Bottom of range [Member]
Income Tax (Details) [Line Items]
(in Dollars)					$ 6